Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Summary of product by sales
Product sales by country are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
United States	$2,929	$292	$5,334	$22,792
Japan	1,574	2,460	3,134	6,236

Total revenue	$4,503	$2,752	$8,468	$29,028

Product sales by country are as follows:

	Years Ended December 31,
	2020	2019
	(in thousands)
United States	$25,020	$3,193
Japan	9,815	4,779

Total Revenue	$34,835	$7,972